SUBSEQUENT EVENTS (Details) - shares	1 Months Ended	12 Months Ended
	Oct. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Shares granted		43,259	162,016
Subsequent event | 2021 Stock Incentive Plan
Subsequent Event [Line Items]
Percentage of vesting	25.00%
Subsequent event | 2021 Stock Incentive Plan | Restricted Stock Units
Subsequent Event [Line Items]
Shares granted	12,000